Subsequent Events (Details) - Senior Notes - USD ($)	May 10, 2019	Mar. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Debt instrument interest rate, percentage			7.625%
Senior Notes Due 2024 | Subsequent Event
Subsequent Event [Line Items]
Principal amount	$ 225,000,000
Debt instrument interest rate, percentage	8.50%
8.75% Senior Notes Due 2020
Subsequent Event [Line Items]
Principal amount		$ 679,299,000
Debt instrument interest rate, percentage		8.75%	8.75%
8.75% Senior Notes Due 2020 | Subsequent Event
Subsequent Event [Line Items]
Repayments of long-term debt	$ 225,000,000